Profit (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Profit (Loss) Per Share [Abstract]
PROFIT (LOSS) PER SHARE

NOTE 19 - PROFIT (LOSS) PER SHARE:

Basic

	Year ended December 31
	2025	2024	2023
Profit (loss) from continuing operations (U.S. dollars in thousands)	963	5,780	(5,607)
The weighted average of the number of ordinary shares in issue (in thousands)	70,827	66,438	41,435
Basic profit (loss) per share from continuing operations (U.S. dollar)	0.01	0.09	(0.14)

Diluted

	Year ended December 31
	2025	2024	2023
Profit (loss) from continuing operations, used in computation of basic profit (loss) per share (U.S. dollars in thousands)	963	5,780	(5,607)
Adjustments (U.S. dollars in thousands)	-	-	-
	963	5,780	(5,607)

The weighted average of the number of ordinary shares in issue used in computation of basic profit (loss) per share from continuing operations (in thousands)	70,827	66,438	41,435
Adjustments (in thousands):
Options and RSUs	3,612	4,135	-
Warrants in connection with public and private offerings	-	1,303	-
	74,439	71,876	41,435
Diluted profit (loss) per share from continuing operations (U.S. dollar)	0.01	0.08	(0.14)

The calculation of diluted profit per share for the year December 31, 2025, does not give effect to the potential issuance of ordinary shares upon the exercise of certain options granted to a service provider and warrants issued in connection with convertible debenture agreements, as their effect was anti-dilutive.

The calculation of diluted profit per share for the year December 31, 2024, does not give effect to the potential issuance of ordinary shares upon exercise of warrants issued in connection with convertible debenture agreements, as their effect was anti-dilutive.

The calculation of diluted loss per share for the year December 31, 2023, does not give effect to the potential issuance of ordinary shares upon the exercise of options to employees and service providers and warrants issued in connection with convertible debenture agreements and with public and private offerings, as their effect was anti-dilutive.